NOTE 25 - Income Taxes: Schedule of Provision for income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Provision for income taxes

The provision for income taxes for the years ended December 31, 2025, and 2024 was as follows:

	December 31, 2025	December 31, 2024
Current
Canada	-	-
Israel	-	-
United States	(53)	(8)
Deferred
Canada	-	-
Israel	-	-
United States	-	-
Total deferred income tax expense	-	-
Total provision for income taxes	(53)	(8)